Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [table]
- Net interest income	€ 14,000	€ 13,552	€ 13,811
- Net fee and commission income	3,517	3,011	2,868
Total income	20,093	17,227	17,125
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	8,385	3,399	5,653
Taxation	2,306	1,070	1,652
Non-controlling interests	128	78	99
Basic earnings	5,951	2,250	3,903
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Total income	(1,603)	410	1,181
Taxation	(429)	176	303
Basic earnings	(1,174)	234	878
Results IFRS-EU [member]
Disclosure of operating segments [table]
Total income	18,490	17,637	18,306
- Operating expenses	11,708	13,828	11,472
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Basic earnings	4,776	2,485	4,781
Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	5,951	2,250	3,903
Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	13,615	13,604	14,079
- Net fee and commission income	3,517	3,011	2,868
- Total investment and other income	1,359	1,022	1,360
Total income	18,490	17,637	18,306
- Operating expenses	11,192	11,153	10,353
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	6,782	3,809	6,834
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Basic earnings	4,776	2,485	4,781
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	1,174	(234)	(878)
Retail Netherlands [member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	1,437	1,556	1,646
Retail Netherlands [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	3,290	3,511	3,541
- Net fee and commission income	771	681	674
- Total investment and other income	201	279	290
Total income	4,262	4,471	4,505
- Operating expenses	2,403	2,236	2,210
- Additions to loan loss provision	(76)	157	91
Total expenses	2,326	2,393	2,301
Result before taxation	1,936	2,078	2,204
Taxation	499	523	558
Non-controlling interests		(1)
Basic earnings	1,437	1,556	1,646
Retail Belgium [member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	437	71	455
Retail Belgium [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,747	1,816	1,907
- Net fee and commission income	519	413	374
- Total investment and other income	209	145	161
Total income	2,475	2,373	2,442
- Operating expenses	1,667	1,737	1,609
- Additions to loan loss provision	225	514	186
Total expenses	1,892	2,251	1,794
Result before taxation	583	122	647
Taxation	146	51	192
Basic earnings	437	71	455
Retail Germany [member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	529	615	627
Retail Germany [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,447	1,587	1,579
- Net fee and commission income	497	437	268
- Total investment and other income	65	93	138
Total income	2,009	2,117	1,985
- Operating expenses	1,174	1,110	1,080
- Additions to loan loss provision	49	57	(53)
Total expenses	1,223	1,167	1,027
Result before taxation	786	950	957
Taxation	252	331	328
Non-controlling interests	4	4	3
Basic earnings	529	615	627
Retail Other [member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	639	39	619
Retail Other [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	2,712	2,760	2,787
- Net fee and commission income	530	412	423
- Total investment and other income	361	89	298
Total income	3,602	3,261	3,509
- Operating expenses	2,452	2,469	2,210
- Additions to loan loss provision	202	593	364
Total expenses	2,654	3,063	2,574
Result before taxation	949	199	935
Taxation	212	105	234
Non-controlling interests	98	55	82
Basic earnings	639	39	619
Wholesale Banking [Member]
Disclosure of operating segments [table]
Result before taxation	2,874	827	1,830
Wholesale Banking [Member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	3,318	278	474
Wholesale Banking [Member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	4,151	3,718	3,794
- Net fee and commission income	1,197	1,069	1,135
- Total investment and other income	568	609	369
Total income	5,916	5,396	5,298
- Operating expenses	2,926	3,218	2,937
- Additions to loan loss provision	117	1,351	532
Total expenses	3,042	4,568	3,469
Result before taxation	2,874	827	1,830
Taxation	703	295	464
Non-controlling interests	26	20	14
Basic earnings	2,144	512	1,352
Wholesale Banking [Member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	1,174	(234)	(878)
Corporate Line Banking [member]
Disclosure of operating segments [table]
Result before taxation	(345)	(367)	261
Corporate Line Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [table]
Basic earnings	(410)	(308)	82
Corporate Line Banking [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	267	212	470
- Net fee and commission income	3	(1)	(6)
- Total investment and other income	(45)	(192)	103
Total income	226	18	568
- Operating expenses	570	383	307
- Additions to loan loss provision		2
Total expenses	570	385	307
Result before taxation	(345)	(367)	261
Taxation	65	(58)	179
Basic earnings	€ (410)	€ (308)	€ 82